M3SIXTY SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2026 (Unaudited)

COMMON STOCK - 96.76%	Shares	Value

Aerospace & Defense - 0.67%
Moog, Inc. - Class A	211	$78,387

Auto Parts & Equipment - 2.09%
Dorman Products, Inc. (a)	1,298	167,247
Gentherm, Inc. (a)	1,952	76,694
		243,941
Banks - 4.69%
First Financial Bankshares, Inc.	3,273	108,762
Glacier Bancorp, Inc.	3,636	168,383
Hope Bancorp, Inc.	5,467	75,390
Lakeland Financial Corp.	1,432	84,617
WesBanco, Inc.	2,751	110,068
		547,220
Biotechnology - 4.76%
ADMA Biologics, Inc. (a)	7,340	68,923
ANI Pharmaceuticals, Inc. (a)	1,451	106,286
Krystal Biotech, Inc. (a)	402	144,463
TG Therapeutics, Inc. (a)	3,010	163,443
Vericel Corp. (a)	1,808	72,139
		555,254
Building Materials - 3.33%
Armstrong World Industries, Inc.	529	91,295
Boise Cascade Co.	594	46,338
Modine Manufacturing Co. (a)	753	134,358
UFP Industries, Inc.	1,388	117,314
		389,305
Chemicals - 1.64%
Hawkins, Inc.	781	93,931
Quaker Chemical Corp.	591	97,988
		191,919
Commercial Services - 6.19%
Barrett Business Services, Inc.	2,386	82,078
CBIZ, Inc. (a)	2,182	118,897
CRA International, Inc.	1,104	192,648
EVERTEC, Inc. - Puerto Rico	2,388	70,756
Grand Canyon Education, Inc. (a)	1,038	153,759
Healthcare Services Group, Inc. (a)	4,766	104,804
		722,942
Computers - 3.31%
EPAM Systems, Inc. (a)	1,228	144,695
ExlService Holdings, Inc. (a)	3,460	131,757
Qualys, Inc. (a)	594	110,567
		387,019
Distribution & Wholesale - 1.38%
SiteOne Landscape Supply, Inc. (a)	1,632	160,801

Diversified Financial Services - 2.37%
Evercore, Inc.	361	103,401
PJT Partners, Inc. - Class A	512	92,360
StoneX Group, Inc. (a)	1,182	80,943
		276,704
Electrical Components & Equipment - 1.11%
Insteel Industries, Inc.	4,301	129,460

M3SIXTY SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2026 (Unaudited)

COMMON STOCK - 96.76% (continued)	Shares	Value

Electronics - 4.81%
Badger Meter, Inc.	871	$117,994
Napco Security Technologies, Inc.	2,534	91,832
NVE Corp.	1,138	113,937
OSI Systems, Inc. (a)	747	155,309
Plexus Corp. (a)	345	82,617
		561,689
Engineering & Construction - 1.85%
Argan, Inc.	115	48,874
Exponent, Inc.	1,372	97,426
MYR Group, Inc. (a)	238	69,358
		215,658
Food - 0.76%
J & J Snack Foods Corp.	1,013	89,326

Hand & Machine Tools - 0.77%
Franklin Electric Co., Inc.	900	90,081

Healthcare - Products - 6.85%
CONMED Corp.	1,687	84,097
Globus Medical, Inc. (a)	2,257	183,652
iRadimed Corp.	1,691	146,069
LeMaitre Vascular, Inc.	2,161	173,485
Omnicell, Inc. (a)	1,877	65,995
UFP Technologies, Inc. (a)	491	146,293
		799,591
Healthcare - Services - 7.91%
Addus HomeCare Corp. (a)	1,937	222,116
BrightSpring Health Services, Inc. (a)	1,981	115,690
Ensign Group, Inc.	687	118,343
National HealthCare Corp.	540	116,926
Pediatrix Medical Group, Inc. (a)	4,975	130,494
Pennant Group, Inc. (a)	1,706	62,713
U.S. Physical Therapy, Inc.	2,021	157,113
		923,395
Home Builders - 1.71%
Century Communities, Inc.	2,959	199,880

Internet - 1.76%
ePlus, Inc.	1,834	161,337
HealthStream, Inc.	1,501	43,604
		204,941
Leisure Time - 0.81%
YETI Holdings, Inc. (a)	2,317	95,113

Machinery - Diversified - 3.74%
Albany International Corp.	2,224	123,276
Cactus, Inc. - Class A	2,272	159,767
Cognex Corp.	1,688	102,900
Power Solutions International, Inc. (a)	1,389	50,435
		436,378
Oil & Gas Services - 3.89%
Innovex International, Inc. (a)	4,894	150,099
Kodiak Gas Services, Inc.	1,312	77,106
RPC, Inc.	12,511	81,697
Select Water Solutions, Inc.	7,453	145,334
		454,236

M3SIXTY SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2026 (Unaudited)

COMMON STOCK - 96.76% (continued)	Shares	Value

Pharmaceuticals - 7.31%
Amphastar Pharmaceuticals, Inc. (a)	7,086	$159,648
Corcept Therapeutics, Inc. (a)	1,792	203,123
Eton Pharmaceuticals, Inc. (a)	2,013	121,666
Harmony Biosciences Holdings, Inc. (a)	5,148	202,728
Pacira BioSciences, Inc. (a)	6,404	165,864
		853,029
REITS - 1.08%
Getty Realty Corp.	2,344	75,992
LTC Properties, Inc.	1,229	49,553
		125,545
Retail - 3.84%
Lithia Motors, Inc.	541	198,720
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,327	100,082
Texas Roadhouse, Inc.	502	98,191
Wingstop, Inc.	464	50,799
		447,792
Semiconductors - 7.08%
Diodes, Inc. (a)	1,946	176,697
Kulicke & Soffa Industries, Inc. - Singapore	2,168	173,570
Onto Innovation, Inc. (a)	881	235,412
Ultra Clean Holdings, Inc. (a)	2,170	147,191
Vishay Precision Group, Inc. (a)	1,522	94,075
		826,945
Software - 7.07%
ACI Worldwide, Inc. (a)	2,774	147,799
Consensus Cloud Solutions, Inc. (a)	2,190	83,767
Donnelley Financial Solutions, Inc. (a)	2,612	126,160
LiveRamp Holdings, Inc. (a)	3,259	122,929
Nutex Health, Inc. (a)	452	85,320
Paycom Software, Inc.	652	155,893
PDF Solutions, Inc. (a)	2,315	102,971
		824,839
Telecommunications - 1.92%
A10 Networks, Inc.	6,121	155,412
InterDigital, Inc.	205	68,681
		224,093
Transportation - 1.51%
Landstar System, Inc.	974	175,934

Water - 0.55%
California Water Service Group	1,293	64,611

TOTAL COMMON STOCK (Cost $9,832,449)		11,296,028

INVESTMENTS AT VALUE (Cost $9,832,449) - 96.76%		$11,296,028

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.24%		378,262

NET ASSETS - 100.00%		$11,674,290

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The accompanying notes are an integral part of these financial statements.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2026 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the M3Sixty Small Cap Growth Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated authority to M3Sixty Capital, LLC (the “Adviser”), as the Fund’s Valuation Designee, to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and REITs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Pursuant to Rule 2a-5, securities for which market quotations are not readily available will have a fair value determined by the Valuation Designee (as defined by Rule 2a-5) in accordance with the fair value policies and procedures adopted by the Board and the Adviser. The Board will oversee the Valuation Designee’s fair value determinations and has assigned the Adviser as the Fund’s Valuation Designee.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2026 (Unaudited)

Fair Value Measurements (continued)

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedures and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of August 31, 2026.

M3Sixty Small Cap Growth Fund
Financial Instruments - Assets		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (2)	$11,296,028	$—	$11,296,028
Totals	$11,296,028	$—	$11,296,028

(1)       As of and for the three months ended August 31, 2026, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

During the three months ended August 31, 2026, no securities were valued using alternative procedures approved by the Board of Trustees.

Small Capitalization Company Risk

The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification and financial resources, the securities of these companies may be more speculative, volatile and less liquid than securities of larger companies, and they can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings or other adverse developments.

Growth Company Risk

Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general. Growth stocks may also fall out of favor and may underperform relative to the overall equity market at times.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2026 (Unaudited)

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2026 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$9,900,177	$2,190,939	$(795,088)	$1,395,851

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Fund is attributable primarily to the tax deferral of losses on wash sales.